Company information and operations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Company Information And Operations [Abstract]
Summary of Wholly-Owned Subsidiaries
As of December 31, 2024, the Company had the following wholly-owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	U.K.
SOPHiA GENETICS, Inc.	U.S.
SOPHiA GENETICS Intermediação de Negócios LTDA	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy